Benefit Plans - Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Benefit Plans
Projected benefit obligation	$ 5,588	$ 4,157
Accumulated benefit obligation	5,032	3,840
Fair value of plan assets	$ 6,111	$ 5,041